Income Tax Expense - Schedule of Effective Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Income Tax [Abstract]
(Loss)/profit before income tax	$ (10,940,592)	$ 3,818,032	$ 3,043,779
Tax calculated at a tax rate of 25%	(2,735,148)	954,508	760,945
Effect of preferential tax rate	2,535,427	(416,084)	6,614
Permanent difference for non-deductible expense	11,759	253,296
Permanent difference for non-tax or favorable tax items	(14,046)	(27,069)
Deferred tax not provided for	650,321	125,289	6,260
Utilization of accumulated tax loss previously not recognized	(388,063)	(145,715)	(773,819)
Income tax expense	$ 60,250	$ 744,225